Note 6 - Earnings Per Share (Details Textual) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock Options, Warrants, Convertible Debt, and Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	14,100,000	14,600,000	19,000,000
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	207,000	361,000	498,250